Capital Stock (Details Textual) - USD ($)					1 Months Ended							3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 21, 2018	May 14, 2018	Jul. 05, 2017	Jun. 06, 2017	Jun. 30, 2018	Nov. 30, 2017	Oct. 31, 2017	Aug. 31, 2017	Jul. 31, 2017	Mar. 31, 2017	Feb. 13, 2017	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Capital Stock (Textual)
Preferred stock, par value												$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized												50,000,000	50,000,000	50,000,000
Preferred stock, outstanding
Common stock, par value												$ 0.001	$ 0.001	$ 0.001
Common stock, authorized												90,000,000	90,000,000	90,000,000
Unvested per shares of restricted stock repurchased and cancelled	$ 0.0067
Unvested Restricted stock shares repurchased and cancelled	104,413
Conversion of restricted stock, description											All of Aircom's 5,513,334 restricted shares were converted to 2,055,947 shares of Aerkomm's restricted stock at the ratio of 2.681651 to 1, pursuant to the Exchange Agreement (see Note 1).
Common stock for net proceeds													$ 41,262,899	$ 4,387,427
Total of share sold amount								$ 517,413	$ 517,413
Conversion to common stock [Member]
Capital Stock (Textual)
Unvested shares of restricted stock adjustment													253,575
Anthony D [Member]
Capital Stock (Textual)
Public offering common shares					2,000	8,000
Integra Consulting Group LLC [Member]
Capital Stock (Textual)
Public offering common shares					4,000	16,000
Private placement [Member]
Capital Stock (Textual)
Public offering common shares				12,000			52,818			100,000		24,666
Common stock price per shares				$ 25.00			$ 27.50			$ 15.00		$ 28.00
Share aggregate value				$ 300,000			$ 1,452,473			$ 1,500,000		$ 690,648,000
Release agreement, description				A settlement and release agreement with Priceplay Taiwan Inc. ("PPTW") dated March 31, 2017, among the Company, PPTW and Aircom, the Company issued 32,772 shares of its common stock to PPTW in settlement of an outstanding $819,300 obligation of Aircom to PPTW. Additionally, pursuant to a similar settlement and release agreement with Priceplay.com, Inc. ("PPUS") dated March 31, 2017, the Company issued 29,480 shares of its common stock to PPUS in settlement of an outstanding $737,000 obligation of Aircom to PPUS, and pursuant to a third similar settlement and release agreement with Aircom and dMobile System Co. ltd. (dMobile), it issued 18,844 shares of its common stock to dMobile in settlement of an outstanding $471,100 obligation of Aircom to dMobile. In the aggregate, the Company has issued 81,096 shares to the three settlement recipients at a price of $25.00 per share for a total of $2,027,400.
Public Offering [Member]
Capital Stock (Textual)
Public offering common shares													1,024,963
Common stock for gross proceeds													$ 43,560,894
Common stock for net proceeds													$ 39,810,204
Common stock price per shares		$ 8.50
Public Offering [Member] | Minimum [Member]
Capital Stock (Textual)
Underwriting discounts for maximum gross proceeds		$ 5,000,000
Public Offering [Member] | Maximum [Member]
Capital Stock (Textual)
Underwriting discounts for maximum gross proceeds		$ 60,000,000
Warrants [Member]
Capital Stock (Textual)
Conversion of restricted stock, description													The warrants allow the service provider to purchase a number of shares of Aerkomm common stock equal to the service fee value divided by 85% of the share price paid by investors for Aerkomm's common stock in the first subsequent qualifying equity financing event, at an exercise price of $0.01 per share.
Minimum shares to be issued under public offering													4,891
Cumulative additional paid-in capital related to warrants													$ 176,667
Additional stock warrants exercisable													$ 30,000
Common Stock [Member]
Capital Stock (Textual)
Public offering common shares													1,059,646	269,849
Common stock for net proceeds													$ 5,298	$ 1,349
Daniel Shih [Member] | Private placement [Member]
Capital Stock (Textual)
Public offering common shares			1,000
Common stock price per shares			$ 27.50
Share aggregate value			$ 27,500
Boustead Securities, LLC [Member]
Capital Stock (Textual)
Minimum shares to be issued under public offering		117,647
Minimum shares to be sold under public offering		1,411,765
Boustead Securities, LLC [Member] | Warrants [Member]
Capital Stock (Textual)
Stock warrants, description													The Company agreed to issue to Boustead warrants to purchase a number of the Company's shares equal to 6% of the gross proceeds of the public offering, which shall be exercisable, in whole or in part, commencing on April 13, 2018 and expiring on the five-year anniversary at an initial exercise price of $53.125 per share, which is equal to 125% of the offering price paid by investors. As of December 31, 2018, the Company issued warrants to Boustead to purchase 61,498 shares of the Company's stock.